Background And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Background And Basis Of Presentation [Abstract]
Background And Basis Of Presentation

Note 1. Background and Basis of Presentation:

Background: At December 31, 2011, Altria Group, Inc.'s wholly-owned subsidiaries included Philip Morris USA Inc. ("PM USA"), which is engaged in the manufacture and sale of cigarettes and certain smokeless products in the United States; UST LLC ("UST"), which through its direct and indirect wholly-owned subsidiaries including U.S. Smokeless Tobacco Company LLC ("USSTC") and Ste. Michelle Wine Estates Ltd. ("Ste. Michelle"), is engaged in the manufacture and sale of smokeless products and wine; and John Middleton Co. ("Middleton"), which is engaged in the manufacture and sale of machine-made large cigars and pipe tobacco. Philip Morris Capital Corporation ("PMCC"), another wholly-owned subsidiary of Altria Group, Inc., maintains a portfolio of leveraged and direct finance leases. In addition, Altria Group, Inc. held a 27.0% economic and voting interest in SABMiller plc ("SABMiller") at December 31, 2011, which is accounted for under the equity method of accounting. Altria Group, Inc.'s access to the operating cash flows of its wholly-owned subsidiaries consists of cash received from the payment of dividends and distributions, and the payment of interest on intercompany loans by its subsidiaries. In addition, Altria Group, Inc. receives cash dividends on its interest in SABMiller, if and when SABMiller pays such dividends. At December 31, 2011, Altria Group, Inc.'s principal wholly-owned subsidiaries were not limited by long-term debt or other agreements in their ability to pay cash dividends or make other distributions with respect to their common stock.

UST Acquisition: As discussed in Note 3. UST Acquisition, on January 6, 2009, Altria Group, Inc. acquired all of the outstanding common stock of UST. As a result of the acquisition, UST has become an indirect wholly-owned subsidiary of Altria Group, Inc.

Dividends and Share Repurchases: In August 2011, Altria Group, Inc.'s Board of Directors approved a 7.9% increase in the quarterly dividend rate to $0.41 per common share versus the previous rate of $0.38 per common share. The current annualized dividend rate is $1.64 per Altria Group, Inc. common share. Future dividend payments remain subject to the discretion of Altria Group, Inc.'s Board of Directors.

In January 2011, Altria Group, Inc.'s Board of Directors authorized a $1.0 billion one-year share repurchase program. Altria Group, Inc. completed this share repurchase program during the third quarter of 2011. Under this program, Altria Group, Inc. repurchased a total of 37.6 million shares of its common stock at an average price of $26.62 per share.

In October 2011, Altria Group, Inc.'s Board of Directors authorized a new $1.0 billion share repurchase program, which Altria Group, Inc. intends to complete by the end of 2012. During the fourth quarter of 2011, Altria Group, Inc. repurchased 11.7 million shares of its common stock at an aggregate cost of approximately $327 million, and an average price of $27.84 per share, under this share repurchase program. Share repurchases under the new program will depend upon marketplace conditions and other factors, and the program remains subject to the discretion of Altria Group, Inc.'s Board of Directors.

During 2011, Altria Group, Inc. repurchased a total of 49.3 million shares of its common stock under the two programs at an aggregate cost of approximately $1.3 billion, and an average price of $26.91 per share.

Basis of presentation: The consolidated financial statements include Altria Group, Inc., as well as its wholly-owned and majority-owned subsidiaries. Investments in which Altria Group, Inc. exercises significant influence are accounted for under the equity method of accounting. All intercompany transactions and balances have been eliminated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of net revenues and expenses during the reporting periods. Significant estimates and assumptions include, among other things, pension and benefit plan assumptions, lives and valuation assumptions for goodwill and other intangible assets, marketing programs, income taxes, and the allowance for loan losses and estimated residual values of finance leases. Actual results could differ from those estimates.  Balance sheet accounts are segregated by two broad types of business. Consumer products assets and liabilities are classified as either current or non-current, whereas financial services assets and liabilities are unclassified, in accordance with respective industry practices.